SHARE CAPITAL	12 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(a) Share Capital

The Company is authorised to issue an unlimited number of common shares, with no par value.

During the year ended March 31, 2024, the Company issued 1,527,696 common shares in connection with the exercise of 2,000,000 options (2023: 285,924 common shares on exercise of 348,333 options). The carrying value of the options, being $645,000 (2023: $214,133), was removed from share-based payment reserve and added to share capital. Of the 2,000,000 (2023: 348,333) options exercised, 1,900,000 (2023: 233,333) were exercised using a "cashless" exercise method whereby 472,304 (2023: 62,409) fewer shares were issued than exercised as compensation for the $958,000 (2023: $153,666) that would have otherwise been received by the Company upon exercise.

During the year ended March 31, 2024, the Company also purchased, and subsequently cancelled, 245,100 (2023: nil) of its own common shares at a cost of $408,853 (2023: nil).

(b) Share Purchase Warrants

The Company had no share purchase warrants outstanding as of March 31, 2024 and March 31, 2023.

(c) Stock Options and Share-Based Payment Reserve

During the year ended March 31, 2024, the Company issued 1,250,000 stock options to a number of employees and directors at exercise prices ranging from $1.75 to $2.24. The grant date fair value of these stock options was $1,545,175. The vesting period for the stock options issued was as follows: 416,667 at the date of issuance; 350,000 after 6 months from the date of issuance; 416,667 after 12 months from the date of issuance; and 66,667 after 24 months from the date of issuance.

In addition, on December 14, 2023, the Company's subsidiary, Triera Biosciences Ltd. ("Triera"), issued 195,000 stock options to a number of directors and officers at an exercise price of $5.00. The grant date fair value of these stock options was determined to be trivial and no stock-based compensation was recorded in relation to these options. The vesting period for the Triera stock options issued was as follows: 65,000 at the date of issuance; 65,000 after 6 months from the date of issuance; and 65,000 after 12 months from the date of issuance. In February 2024, the Company repriced the Triera stock options, reducing the exercise price from $5.00 per share to $1.00 per share. All other terms and conditions of these options remained unchanged. The change in the fair value of the Triera stock option grant was trivial and as such, no amount was recorded upon modification.

During the year ended March 31, 2023, the Company issued 600,000 stock options to a number of consultants, employees and directors at exercise prices ranging from $1.93 to $2.59. The grant date fair value of these stock options was $913,000. The vesting period for the stock options issued was as follows: 200,000 at the date of issuance; 83,333 after 6 months from the date of issuance; 200,000 after 12 months from the date of issuance; and 116,667 after 24 months from the date of issuance.

The grant date fair value of the stock options was calculated using the Black-Scholes option pricing model. A summary of the inputs used to value the options issued during the years ended March 31 is presented below:

	Triera		The Company
	Mar 31, 2024	Mar 31, 2023	Mar 31, 2024	Mar 31, 2023
Expected dividend yield	0%	N/A	0%	0%
Expected volatility	98% to 120%	N/A	70% to 90%	88% to 95%
Expected forfeiture rate	0%	N/A	5%	0%
Risk-free interest rate	3.90%	N/A	3.6% to 4.5%	2.5% to 3.9%
Expected life	3 to 5 years	N/A	3 to 5 years	3 to 5 years

The Company's computation of expected volatility for the years ended March 31, 2024 and 2023 is based on the Company's market close price over a prior period equal to the expected life of the options.

(c) Stock Options and Share-Based Payment Reserve (continued)

The Company applies the fair value method of accounting for share-based payment awards to directors, officers, employees and non-employees. Accordingly, the following amounts have been recognised as compensation expense and under capital stock as share-based payment reserve:

	Year Ended March 31, 2024	Year Ended March 31, 2023
	$	$

Share-based compensation expense	1,786,453	3,203,407

Stock option and share-based payment activity for the years ended March 31, 2024 and March 31, 2023 are summarised as follows:

	Year ended		Year ended
	March 31, 2024		March 31, 2023
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$

Balance, beginning of year	8,673,334	2.03	8,692,334	2.01
Granted	1,445,000	1.89	600,000	2.36
Exercised	(2,000,000)	0.54	(348,333)	0.58
Expired	(825,000)	2.72	(270,667)	3.87
Balance, end of year	7,293,334	2.33	8,673,334	2.03

At March 31, 2024, outstanding options to acquire common shares of the Company were as follows:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2024	Life (years)	CAD$	2024	CAD$
$0.40 - $1.00	2,528,334	1.06	$0.55	2,398,334	$0.50
$1.01 - $4.00	3,025,000	2.52	$2.63	2,316,667	$2.81
$4.01 - $5.67	1,740,000	2.04	$4.46	1,740,000	$4.46
Totals	7,293,334	1.90	$2.33	6,455,001	$2.40

At March 31, 2023, outstanding options to acquire common shares of the Company were as follows:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2023	Life (years)	CAD$	2023	CAD$
$0.40 - $1.00	4,283,334	1.12	$0.49	4,283,334	$0.49
$1.01 - $4.00	2,575,000	2.16	$2.87	2,116,667	$2.95
$4.01 - $5.67	1,815,000	2.98	$4.47	1,610,000	$4.44
Totals	8,673,334	1.82 $	$2.03	8,010,001	$1.93